Debt Securities by Contractual Maturities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Available-for-sale Securities, Debt Maturities [Abstract]
Within 1 year, Amortized Cost	$ 8,005
Within 1 year, Fair Value	8,023
After 1 but within 5 years, Amortized Cost	25,634
After 1 but within 5 years, Fair Value	25,718
After 5 but within 10 years, Amortized Cost	8,352
After 5 but within 10 years, Fair Value	8,245
After 10 years, Amortized Cost	39,472
After 10 years, Fair Value	38,992
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Amortized Cost	81,463
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Fair Value	80,978
Mortgage-backed securities, Amortized Cost	78,936
Mortgage-backed securities, Fair Value	78,389
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	160,399
Available-for-sale Securities, Debt Maturities, Fair Value	$ 159,367